Goodwill and Intangible Assets, Net - Future Amortization Expense (Details) (USD $) In Thousands, unless otherwise specified	Sep. 30, 2014
Expected Amortization Expense [Line Items]
2014	$ 5,526
2015	19,712
2016	13,375
2017	9,823
2018 and thereafter	14,917
Finite-Lived Intangible Assets, Net, Total	63,353
NGHC, excluding Reciprocal Exchanges
Expected Amortization Expense [Line Items]
2014	3,296
2015	13,259
2016	12,915
2017	9,363
2018 and thereafter	14,112
Finite-Lived Intangible Assets, Net, Total	52,945
Reciprocal Exchanges
Expected Amortization Expense [Line Items]
2014	2,230
2015	6,453
2016	460
2017	460
2018 and thereafter	805
Finite-Lived Intangible Assets, Net, Total	$ 10,408